Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense
(Over)/under provision for income taxes in prior financial years for the Singapore subsidiary	(21,432)	16,830	(43,790)
Provision for income taxes	$ (21,432)	$ 16,830	$ (43,790)